Securities Act File No. 33-849
                                                  Securities Act File No. 33-847
                                                Securities Act File No. 33-91706
                                                Securities Act File No. 33-67852
                                                Securities Act File No. 33-56881
                                                Securities Act File No. 02-34552
                                                Securities Act File No. 33-56094
                                               Securities Act File No. 333-33445
                                                Securities Act File No. 02-14767
                                               Securities Act File No. 333-59745



                            PILGRIM U.S. EQUITY FUNDS
                          PILGRIM EQUITY & INCOME FUNDS

          Supplement dated March 26, 2001 to the Class A, B, C, M and T
   U.S. Equity Funds and Equity & Income Funds Prospectus dated March 1, 2001

FUND REORGANIZATION

     On March 15, 2001, shareholders approved the reorganization of Pilgrim LargeCap Leaders Fund into Pilgrim MagnaCap Fund. The reorganization was completed on March 23, 2001. Shares of the Pilgrim LargeCap Leaders Fund therefore are no longer being offered.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE